Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Supplemental Financial Information [Abstract]
Summary of Activity in Allowance for Doubtful Accounts	The following table summarizes activity in the allowance for doubtful accounts for the three months ended
:

(in thousands)	March 31, 2022	March 31, 2021
Balance at beginning of period	$(930)	$(405)
Uncollectible accounts (charged) credited to expense	80	(130)

Balance at end of period	$(850)	$(535)

Summary of Inventories

(in thousands)	March 31, 2022	December 31, 2021
Raw materials	$592	$433
Work-in-process	174	16
Finished Goods	—	—

Total Inventories	$766	$449

Inventories consisted of the following:

	December 31, 2021	December 31, 2020
Raw materials	$432,461	$162,397
Work-in-process	16,310	107,770
Finished goods	—	4,144

Total Inventories	$448,771	$274,311

Summary of Property and Equipment, Net

(in thousands)	March 31, 2022	December 31, 2021
Advanced manufacturing machinery & quality equipment	$5,740	$5,705
Software	3,709	2,912
Computer & office hardware	1,226	1,149
Furniture and fixtures	136	39
Leasehold improvements	3,400	3,048
Construction in-progress	293	—

Total property, plant and equipment	14,504	12,853
Accumulated depreciation and amortization	(3,978)	(3,325)

Property, plant and equipment (net)	$10,526	$9,528